UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
           -----------------------------------------------------
Address:   405 Lexington Ave
           New York, NY 10174
           -----------------------------------------------------

Form 13F File Number: 28-02774
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Romanna D. Kekish
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-972-8157
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Romanna D. Kekish               New York, NY 10174                8/08/2007
---------------------               ------------------                ----------
     [Signature]                      [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          106
                                         -----------
Form 13F Information Table Value Total:     $254,896
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -----
ABAXIS INC.                    Common           002567105      782   37500          SOLE              16000      0 21500
AFLAC INC.                     Common           001055102     3911   76100          SOLE              59045      0 17055
ALTRIA GROUP INC               Common           02209S103      264    3775          SOLE                700      0  3075
AMERICAN EXPRESS               Common           025816109      863   14118          SOLE               7810      0  6308
AMERICAN INTL GROUP INC        Common           026874107      374    5350          SOLE               1900      0  3450
AMYLIN PHARMACEUTICALS         Common           032346108     1958   47585          SOLE              38310      0  9275
APOLLO GROUP INC CL A          Common           037604105     6366  108955          SOLE              85450      0 23505
APPLIED MATERIALS INC          Common           038222105      444   22380          SOLE              18120      0  4260
ARCH COAL INC.                 Common           039380100     2726   78340          SOLE              60390      0 17950
AT & T INC                     Common           00206R102     4872  117405          SOLE             101652      0 15753
AUTOMATIC DATA PROC. INC       Common           053015103     1664   34340          SOLE              32300      0  2040
BALDOR ELECTRIC                Common           057741100     7453  151246          SOLE             122060      0 29186
BANK OF AMERICA CORP           Common           060505104      279    5724          SOLE               2287      0  3437
BARRICK GOLD CORP              Common           067901108     4377  150595          SOLE             119120      0 31475
BED BATH & BEYOND INC.         Common           075896100     2178   60525          SOLE              48810      0 11715
BED BATH & BEYOND INC.         Common           075896100       35    1000          OTHER                 0      0  1000
BP PLC ADR                     Common           055622104     7352  101916          SOLE              79506      0 22410
BP PLC ADR                     Common           055622104       64     900          OTHER                 0      0   900
BROWN-FORMAN INC CLASS A       Common           115637100      639    8442          SOLE               8442      0     0
C S X CORPORATION              Common           126408103      572   12700          SOLE               9900      0  2800
CATERPILLAR INC                Common           149123101     4605   58815          SOLE              50080      0  8735
CEPHALON INC                   Common           156708109     1750   21770          SOLE              18030      0  3740
CHEVRON CORP                   Common           166764100      504    5993          SOLE                  0      0  5993
CHIPOTLE MEXICAN GRILL INC B   Common           169656204      251    3204          SOLE                  0      0  3204
CISCO SYSTEMS INC              Common           17275R102      222    8000          SOLE                  0      0  8000
COCA COLA                      Common           191216100     4975   95110          SOLE              80097      0 15013
COCA COLA                      Common           191216100        5     100          OTHER                 0      0   100
COLGATE-PALMOLIVE              Common           194162103     6282   96875          SOLE              86384      0 10491
COLGATE-PALMOLIVE              Common           194162103       51     800          OTHER                 0      0   800
COMPUTER SCIENCES CORP         Common           205363104     6426  108645          SOLE              86395      0 22250
COMPUTER SCIENCES CORP         Common           205363104       59    1000          OTHER                 0      0  1000
CONAGRA FOOD INC               Common           205887102     3263  121500          SOLE              79000      0 42500
CONOCOPHILLIPS                 Common           20825C104     8353  106408          SOLE              83280      0 23128
CONSTELLATION ENERGY GROUP     Common           210371100      256    2946          OTHER                 0      0  2946
DARDEN RESTAURANTS             Common           237194105     1365   31050          SOLE              27050      0  4000
DEVON ENERGY CORP              Common           25179M103     4315   55120          SOLE              42620      0 12500
DEVRY INC                      Common           251893103      955   28085          SOLE              24330      0  3755
DIEBOLD INC                    Common           253651103     2646   50700          SOLE              43550      0  7150
DOMINION RESOURCES INC         Common           25746U109     1027   11900          SOLE               8200      0  3700
DOVER CORP                     Common           260003108      214    4200          SOLE                  0      0  4200
DUKE REALTY CORP               Common           264411505      220    6170          SOLE                  0      0  6170
EL PASO CORP                   Common           28336L109      365   21200          SOLE              10000      0 11200
EMERSON ELECTRIC CO            Common           291011104     7815  166990          SOLE             123250      0 43740
EMERSON ELECTRIC CO            Common           291011104       65    1400          OTHER                 0      0  1400
EXXON MOBIL CORPORATION        Common           30231G102     4197   50037          SOLE              23037      0 27000
FEDEX CORPORATION              Common           31428X106     1459   13150          SOLE              10154      0  2996
FIRST DATA CORP                Common           319963104     1336   40900          SOLE              37500      0  3400
FISERV INC                     Common           337738108     3497   61575          SOLE              46100      0 15475
FISERV INC                     Common           337738108       45     800          OTHER                 0      0   800
GANNETT CO                     Common           364730101      253    4611          SOLE                  0      0  4611
GENERAL ELECTRIC CO            Common           369604103      504   13170          SOLE                  0      0 13170
GENERAL ELECTRIC CO            Common           369604103        9     250          OTHER                 0      0   250
GENZYME CORP                   Common           372917104     4878   75750          SOLE              56690      0 19060
HEWLETT-PACKARD CO             Common           428236103      260    5830          SOLE                  0      0  5830
HOME DEPOT INC                 Common           437076102     2399   60967          SOLE              49727      0 11240
ILLINOIS TOOL WORKS INC        Common           452308109     8273  152680          SOLE             119005      0 33675
ILLINOIS TOOL WORKS INC        Common           452308109       65    1200          OTHER                 0      0  1200
ILLUMINA INC.                  Common           011582451      856   21100          SOLE              11200      0  9900
IMAGING DYNAMICS CO LTD.       Common           451920201       11   10000          SOLE                  0      0 10000
ISHARES GS NATURAL RESOURCE    Common           464287374      317    2650          SOLE                  0      0  2650
ISHARES MSCI EMERGING MKT      Common           464287234      432    3283          SOLE                  0      0  3283
ISHARES MSCI JAPAN INDEX       Common           464286848      768   52950          SOLE              28900      0 24050
ISHARES MSCI PACIFIC EX-JAPAN  Common           464286665      622    4250          SOLE               3400      0   850
ISHARES S&P EUROPE 350 INDEX   Common           464287861      780    6675          SOLE               3800      0  2875
FUND
JOHNSON & JOHNSON INC          Common           478160104     4850   78709          SOLE              49004      0 29705
LILLY ELI & CO                 Common           532457108     6536  116970          SOLE              90910      0 26060
LINCOLN NATIONAL CORP          Common           534187109     8778  123727          SOLE              89863      0 33864
LINCOLN NATIONAL CORP          Common           534187109       70    1000          OTHER                 0      0  1000
LOUISIANA-PACIFIC CORP         Common           546347105     5352  282895          SOLE             231240      0 51655
LOWE'S COS INC.                Common           548661107     2325   75765          SOLE              59420      0 16345
MCDONALD"S CORP                Common           580135101     8044  158479          SOLE             119464      0 39015
MEDTRONIC INC                  Common           585055106     6753  130230          SOLE             101220      0 29010
MERCK & CO INC                 Common           589331107      530   10650          SOLE                  0      0 10650
MILLENNIUM PHARMACEUTICALS     Common           599902103      344   32550          SOLE              22600      0  9950
MOLEX INC                      Common           608554101     7066  235462          SOLE             173118      0 62344
MOTOROLA INC                   Common           620076109     2586  146130          SOLE             125900      0 20230
NORFOLK SOUTHERN CORP          Common           655844108      567   10800          SOLE               6400      0  4400
NUVEEN QUALITY PREF INC FD     Common           67071S101      182   13890          SOLE              10000      0  3890
NVIDIA CORP                    Common           67066G104      671   16258          SOLE               6500      0  9758
PEABODY ENERGY CORP            Common           704549104     1789   36985          SOLE              36550      0   435
PEPSICO INC                    Common           713448108     8495  131003          SOLE              96485      0 34518
PEPSICO INC                    Common           713448108       64    1000          OTHER                 0      0  1000
PROCTER & GAMBLE CO            Common           742718109     4822   78807          SOLE              59207      0 19600
PRUDENTIAL FINANCIAL INC.      Common           744320102     1461   15030          SOLE              17180      0 -2150
RIO TINTO PLC ADR              Common           767204100     4466   14590          SOLE              10905      0  3685
SAP AG-SPONSORED ADR           Common           803054204     6530  127875          SOLE              95910      0 31965
SAP AG-SPONSORED ADR           Common           803054204       51    1000          OTHER                 0      0  1000
SIGMA ALDRICH CORP             Common           826552101      213    5000          SOLE                  0      0  5000
SONOCO PRODUCTS CO             Common           835495102      881   20586          SOLE                  0      0 20586
SUNTRUST BANKS INC             Common           867914103      257    3000          SOLE                  0      0  3000
T. ROWE PRICE GROUP INC        Common           74144T108      207    4000          SOLE               4000      0     0
TARGET CORP                    Common           87612E106      367    5775          SOLE                  0      0  5775
TEXAS INSTRUMENTS              Common           882508104     6437  171084          SOLE             127189      0 43895
TEXAS INSTRUMENTS              Common           882508104       75    2000          OTHER                 0      0  2000
U.S. BANCORP                   Common           902973304      989   30026          SOLE              15360      0 14666
UNION PACIFIC CORP             Common           907818108     1663   14450          SOLE               8450      0  6000
UNISYS CORP                    Common           909214108     3368  368550          SOLE             313650      0 54900
UNITEDHEALTH GROUP INC         Common           91324P102      274    5376          SOLE                  0      0  5376
VALLEY NATIONAL BANCORP        Common           919792101      332   14772          SOLE                  0      0 14772
VEOLIA ENVIRONMENTAL-ADR       Common           92334N103     5227   66750          SOLE              44845      0 21905
VERIZON COMMUNICATIONS         Common           92343V104     3955   96084          SOLE              88920      0  7164
VULCAN MATERIALS CO            Common           929160109     4475   39070          SOLE              28000      0 11070
WALT DISNEY CO                 Common           254687106     1483   43450          SOLE              32400      0 11050
WELLS FARGO & CO               Common           949746101      246    7000          SOLE                  0      0  7000
WPP GROUP PLC                  Common           929309300      308    4128          SOLE                  0      0  4128
WYETH                          Common           983024100     7637  133190          SOLE             102485      0 30705